Segment Information (details) - Assets by Segment (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets by segment
Total assets	$ 103,812	$ 104,938
Reportable Segments [Member]
Assets by segment
Total assets	103,307	104,619
Reportable Segments [Member] | Business and International Insurance [Member]
Assets by segment
Total assets	82,789	82,191
Reportable Segments [Member] | Bond & Specialty Insurance [Member]
Assets by segment
Total assets	7,648	8,233
Reportable Segments [Member] | Personal Insurance [Member]
Assets by segment
Total assets	12,870	14,195
Interest Expense & Other [Member]
Assets by segment
Total assets	$ 505	$ 319